Quarterly Financial Summary (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Oct. 03, 2020		Jun. 27, 2020		Mar. 28, 2020		Dec. 28, 2019		Sep. 28, 2019		Jun. 29, 2019		Mar. 30, 2019		Dec. 29, 2018		Oct. 03, 2020		Sep. 28, 2019		Sep. 29, 2018
Quarterly Financial Information [Line Items]
Revenues	$ 14,707	[1]	$ 11,779	[1]	$ 18,025	[1]	$ 20,877	[1]	$ 19,118	[1]	$ 20,262	[1]	$ 14,924		$ 15,303		$ 65,388		$ 69,607		$ 59,434
Income (loss) from continuing operations before income taxes	(580)		(4,840)		1,051		2,626		1,247		2,009		7,236		3,431		(1,743)		13,923		14,729
Segment operating income	606	[1],[2]	1,099	[1],[2]	2,407	[1],[2]	3,996	[1],[2]	3,425	[1],[2]	3,952	[1],[2]	3,815	[2]	3,655	[2]	8,108	[3]	14,847	[3]	15,689	[3]
Net income from continuing operations	(629)		(4,509)		528		2,168		906		1,616		5,589		2,786		(2,442)		10,897		13,066
Net income attributable to Disney	(710)		(4,721)		460		2,107		1,054		1,760		5,452		2,788		(2,864)		11,054		12,598
Income (loss) from discontinued operations	$ 0		$ (3)		$ (8)		$ (21)		$ 299		$ 366		$ 22		$ 0		$ (32)		$ 687		$ 0
Earnings Per Share from Continuing Operations, Diluted (usd per share)	$ (0.39)	[4]	$ (2.61)	[5]	$ 0.26	[6]	$ 1.17	[7]	$ 0.43	[8]	$ 0.79	[9]	$ 3.53	[10]	$ 1.86		$ (1.57)		$ 6.26		$ 8.36
Earnings Per Share, Diluted (usd per share)	(0.39)		(2.61)		0.25		1.16		0.58		0.97		3.55		1.86		(1.58)	[11]	6.64	[11]	8.36	[11]
Earnings Per Share from Continuing Operations, Basic (usd per share)	(0.39)		(2.61)		0.26		1.18		0.43		0.79		3.55		1.87		(1.57)		6.30		8.40
Earnings Per Share, Basic (usd per share)	$ (0.39)		$ (2.61)		$ 0.25		$ 1.17		$ 0.58		$ 0.98		$ 3.56		$ 1.87		$ (1.58)	[11]	$ 6.68	[11]	$ 8.40	[11]

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.
[2]	Segment operating results reflect earnings before the corporate and unallocated shared expenses, restructuring and impairment charges, other income, net, interest expense, net, income taxes and noncontrolling interests.
[3]	Equity in the income (loss) of investees is as follows:

	2020	2019	2018
Disney Media and Entertainment Distribution	$696	$463	$131
Disney Parks, Experiences and Products	(19)	(13)	(23)
Equity in the income of investees included in segment operating income	677	450	108
Impairment of equity investments	—	(538)	(210)
TFCF acquisition amortization related to equity investees	(26)	(15)	—
Equity in the income (loss) of investees	$651	$(103)	$(102)

[4]	Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.30 on EPS), restructuring and impairment charges (adverse impact of $0.17 on EPS), the DraftKings gain (favorable impact of $0.25 on EPS), and a non-cash gain on the sale of an investment (favorable impact of $0.03 on EPS).
[5]	Results included goodwill and intangible asset impairments at our International Channels business (adverse impact of $2.53 on EPS), amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.28 on EPS), restructuring and impairment charges (adverse impact of $0.04 on EPS), and the DraftKings gain (favorable impact of $0.16 on EPS).
[6]	Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.27 on EPS) and restructuring and impairment charges (adverse impact of $0.06 on EPS).
[7]	Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.30 on diluted earnings (loss) per share (EPS)) and restructuring and impairment charges (adverse impact of $0.06 on EPS).
[8]	Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.30 on EPS), a charge for the settlement of a portion of the debt originally assumed in the TFCF acquisition (adverse impact of $0.22 on EPS), and restructuring and impairment charges (adverse impact of $0.13), and a gain on the deemed settlement of preexisting relationships with TFCF as part of the accounting for the acquisition (favorable impact of $0.01 on EPS).
[9]	Results included amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.34 on EPS), restructuring and impairment charges (adverse impact of $0.09 on EPS), equity investment impairments (adverse impact of $0.08 on EPS), and an adjustment to the Hulu gain (adverse impact of $0.05 on EPS).
[10]	Results included the Hulu gain (favorable impact of $2.46 on EPS), restructuring and impairment charges (adverse impact of $0.33 on EPS), an impairment in our investment in Vice (adverse impact of $0.18 on EPS), and amortization related to TFCF and Hulu intangible assets and fair value step-up on film and television costs (adverse impact of $0.05 on EPS).
[11]	Total may not equal the sum of the column due to rounding.